ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5.ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Accounts receivable	298,069	254,508	36,657
Less: allowance for doubtful accounts	(54,638)	(63,921)	(9,207)

	243,431	190,587	27,450

As of December 31, 2015 and 2016, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Balance, beginning of year	58,871	54,638	7,870
Additions for the current year	17,800	10,273	1,480
Deductions for the current year
-Recovery	(22,033)	(990)	(143)

Balance, end of year	54,638	63,921	9,207